Fees Summary	Mar. 05, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 498,820,000.00
Previously Paid Amount	0.00
Total Fee Amount	68,887.04
Total Offset Amount	0.00
Net Fee	68,887.04
Narrative - Max Aggregate Offering Price	$ 498,820,000.00
Narrative - Max Aggregate Offering Amount | shares	500,000,000
Final Prospectus	true